Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Total	Accumulated other comprehensive loss	Retained Earning (Accumulated Deficit)	Share Capital	Contributed Surplus
Balance, amount at Dec. 31, 2023	$ 19,896	$ (5,989)	$ (65,852)	$ 81,014	$ 10,723
Statement [Line Items]
Net income for the three months ended March 31, 2024	51	0	51	0	0
Other comprehensive loss for the three months ended March 31, 2024	(25)	0	499	0	499
Share-based compensation	58	0	0	0	58
Total transactions with owners	58	0	0		58
Balance, amount at Mar. 31, 2024	20,504	(5,490)	(65,801)	81,014	10,781
Balance, amount at Dec. 31, 2024	20,778	(4,264)	(66,891)	81,014	10,919
Statement [Line Items]
Net income for the three months ended March 31, 2024	(694)	0	(694)	0	0
Other comprehensive loss for the three months ended March 31, 2024	(25)	(25)	0	0	0
Share-based compensation	36	0	0	0	36
Total transactions with owners	36	0	0	0	36
Balance, amount at Mar. 31, 2025	$ 20,095	$ (4,288)	$ (67,585)	$ 81,014	$ 10,955